Stockholders' Equity (Details) - Schedule of Related to Stock Options - USD ($)		6 Months Ended	12 Months Ended
	Mar. 21, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of related to stock options [Abstract]
Number of shares outstanding Beginning balance		1,291,566	1,113,875	705,726
Weighted Average Exercise Price, Beginning balance		$ 46.48	$ 51.84	$ 36
Weighted Average Contractual Term ,Beginning balance				7 years 6 months
Aggregate Intrinsic Value, Beginning balance			$ 67,488,214	$ 8,283,639
Number of Shares, Granted		630,625	248,168	572,952
Weighted Average Exercise Price, Granted			$ 12.88	$ 60.48
Weighted Average Contractual Term (Yrs.), Granted			10 years	10 years
Aggregate Intrinsic Value, Granted
Number of Shares, Exercised	(12,500)		(49,712)	(74,958)
Weighted Average Exercise Price, Exercised			$ 18.56	$ 10.32
Weighted Average Contractual Term, Exercised			8 years 9 months 18 days	5 years
Aggregate Intrinsic Value, Exercised				$ 3,485,482
Number of Shares Forfeited/cancelled			(20,765)	(89,845)
Weighted Average Exercise Price Forfeited/cancelled			$ 52.96	$ 52.16
Weighted Average Contractual Term (Yrs.) Forfeited/cancelled			7 years 10 months 24 days	8 years 9 months 18 days
Aggregate Intrinsic Value Forfeited/cancelled
Number of shares outstanding Ending balance			1,291,566	1,113,875
Weighted Average Exercise Price, Ending balance			$ 46.48	$ 51.84
Weighted Average Contractual Term ,Ending balance			6 years 6 months	6 years 8 months 12 days
Aggregate Intrinsic Value, Ending balance				$ 67,488,214
Number of Shares, Exercisable at ending		810,268	697,158
Weighted Average Exercise Price, Exercisable at ending		$ 40.28	$ 46.88
Weighted Average Contractual Term (Yrs.), Exercisable at ending		4 years 4 months 24 days	4 years 6 months